Deferred Revenue - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 CAD ($)	Dec. 31, 2024 CAD ($) lb	Dec. 31, 2023 CAD ($) lb
Deferred Revenues Disclosure [Abstract]
Upfront payment	$ 43,500,000
Discount rate	8.50%
Toll milling revenue recognized		$ 4,023,000	$ 1,855,000
Milling production, by pound | lb		16,927,000	15,097,000
Increase in revenue		$ 207,000	$ 1,948,000